Reconciliation of the Plan Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of the Plan Financial Statements to Form 5500
The following is a reconciliation of the Plan’s net assets available for benefits per the accompanying financial statements to the net assets per Form 5500:

	December 31,
	2025	2024
	(In thousands)
Net assets available for benefits per the financial statements	$3,239,811	$2,933,754
Difference between fair value and contract value for interest in the Fund relating to fully benefit-responsive investment contracts	(6,904)	(13,374)
Net assets per Form 5500	$3,232,907	$2,920,380

The following is a reconciliation of the change in net assets available for benefits per the accompanying financial statements to the net income per Form 5500:

Year Ended December 31, 2025
(In thousands)
Net increase in net assets available for benefits per the financial statements	$306,057
Change in difference between fair value and contract value for interest in the Fund relating to fully benefit-responsive investment contracts	6,470
Net income per Form 5500	$312,527